Businesses Held For Sale, Divestitures And Impairments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 22, 2011 AGI-Shorewood [Member]	Jan. 04, 2011 KapStone [Member] Discontinued Operations [Member]	Mar. 31, 2011 Brazilian Coated Papers [Member] Discontinued Operations [Member]	Dec. 31, 2011 Inverurie, Scotland Mill [Member] Other Divestitures And Impairments [Member]	Dec. 31, 2011 Shorewood Divestiture [Member] Other Divestitures And Impairments [Member]	Dec. 31, 2010 Arizona Chemical Partial Redemption [Member] Other Divestitures And Impairments [Member]	Dec. 31, 2009 Industrial Packaging [Member] Etienne Mill, France [Member] Other Divestitures And Impairments [Member]
Businesses Held for Sale, Divestitures and Impairments [Line Items]
Cash received under earnout provision, before taxes						$ 50
Cash received under earnout provision, after taxes						30
Reversal of tax contingency reserves							15
Percentage of minority interest of new entity					40.00%
Assets of businesses held for sale	196	196	0						196
Liabilities of businesses held for sale	43	43	0						43
Currency translation adjustment									33
Interest income on reversal of tax contingency reserve							6
Interest income on reversal of tax contingency reserve, after taxes							4
Write down of long-lived assets, estimated fair value, before taxes								11	207		56
Tax expense (benefit) on disposition of business	13								(246)
Gain related to impairment charge passed to minority shareholder									8
Write down of long-lived assets, estimated fair value, after taxes and noncontrolling interest									47
Gain related to partial redemption of interest, before taxes										25
Gain related to partial redemption of interest, after taxes										15
Percentage of equity interest										10.00%
Cash received from redemption of interest										37
Net (gains) losses on sales and impairments of businesses		$ (218)	$ 23	$ (59)